TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from customers	$ 575	$ 501
Other receivables	92	88
Prepayments	25	16
Impairment loss allowance	0	(1)
Total trade receivables and other	$ 692	$ 604	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.